Land Use Right (Tables)	12 Months Ended
Dec. 31, 2018
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of land use right at cost less accumulated amortization
	December 31, 2018	December 31, 2017
Land use right	$1,352,629	$1,429,142
Less: accumulated amortization	(383,290)	(342,994)
Land use right, net	$969,339	$1,086,148

Schedule of estimated future amortization expenses
Year ending December 31,
2019	$57,166
2020	57,166
2021	57,166
2022	57,166
2023	57,166
Thereafter	710,051
Total estimated future amortization expenses	$995,881